Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets
Cash	$ 3,087,917	$ 3,308
Total current assets	3,087,917	3,308
Website development costs - net	16,532
Total assets	3,104,449	3,308
Current liabilities
Accounts payable	5,940	61,442
Accounts payable - related party	390,000	406,252
Loans payable - related party	45,000	20,000
Total current liabilities	440,940	487,694
Stockholders' equity (deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized; 36,741,818 and 23,995,500 shares issued and outstanding	36,742	23,996
Additional paid in capital	6,177,311	1,066,054
Deficit accumulated during the development stage	(3,297,544)	(1,574,436)
Stock subscriptions receivable	(253,000)
Total stockholders' equity (deficit)	2,663,509	(484,386)
Total liabilities and stockholders' equity (deficit)	$ 3,104,449	$ 3,308